Property and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property and equipment is composed as follows
(a)	Property and equipment is composed as follows:

	December 31, 2018
	Cost	Accumulated depreciation	Net
Data processing equipment	23,334	(7,815)	15,519
Facilities	38	(27)	11
Machinery and equipment	44,757	(3,096)	41,661
Furniture and fittings	2,153	(148)	2,005
Building improvements	6,954	(195)	6,759
Vehicles	1,371	(222)	1,149

	78,607	(11,503)	67,104

	December 31, 2017
	Cost	Accumulated depreciation	Net
Data processing equipment	11,024	(5,114)	5,910
Facilities	53	(23)	30
Machinery and equipment	4,738	(444)	4,294
Furniture and fittings	397	(66)	331
Building improvements	263	(29)	234
Vehicles	132	(42)	90

	16,607	(5,718)	10,889

The changes in cost and accumulated depreciation were as follows
(b)	The changes in cost and accumulated depreciation were as follows:

	Data processing equipment	Facilities	Machinery and equipment	Furniture and fittings	Building improvements	Vehicles	Total
At December 31, 2017
Cost	11,024	53	4,738	397	263	132	16,607
Accumulated depreciation	(5,114)	(23)	(444)	(66)	(29)	(42)	(5,718)

Net book value	5,910	30	4,294	331	234	90	10,889

At December 31, 2018
Cost
Purchases	12,310	—	40,019	1,667	6,341	1,238	61,575
Disposals	—	(15)	—	—	—	—	(15)
Acquisition of subsidiary	—	—	—	89	351	—	440
Depreciation	(2,701)	(4)	(2,652)	(82)	(166)	(180)	(5,785)
Net book value	15,519	11	41,661	2,005	6,759	1,149	67,104

At December 31, 2018
Cost	23,334	38	44,757	2,153	6,954	1,371	78,607
Accumulated depreciation	(7,815)	(27)	(3,096)	(148)	(195)	(222)	(11,503)

Net book value	15,519	11	41,661	2,005	6,759	1,149	67,104